DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF DEBT

A breakdown of the Company’s debt as of March 31, 2025 and December 31, 2024 is presented below:

	March 31, 2025	December 31, 2024
Promissory note	$10,910,592	$11,623,392
Debt discount and issuance cost	(267,301)	(284,283)
Total debt, net of debt discount and issuance costs	10,643,291	11,339,109
Current portion of long-term debt	(1,766,419)	(2,200,210)
Current portion of debt discount and issuance cost	68,874	68,873
Long-term debt	$8,945,746	$9,207,772

The following table provides a breakdown of the Company’s debt as of December 31, 2024 and 2023 is presented below:

	December 31,
	2024	2023
Promissory note	$11,623,392	$3,106,508
Debt discount and issuance cost	(284,283)	-
Total debt, net of debt discount and issuance costs	11,339,109	3,106,508
Current portion of long-term debt	(2,200,210)	(702,701)
Current portion of debt discount and issuance cost	68,873	-
Long-term debt	$9,207,772	$2,403,807

SCHEDULE OF DEBT REPAYMENT

The following table summarizes the five-year repayment schedule:

For the years ending December 31,
2025 (remaining nine months)	$1,487,410
2026	3,016,526
2027	5,595,359
2028	534,923
2029	276,374
Total	$10,910,592
The following table summarizes the 5-year repayment schedule:
For the years ending December 31,
2025	$2,200,210
2026	3,016,526
2027	5,595,359
2028	534,923
2029	276,374
Total	$11,623,392